Severance Indemnities and Pension Plans (Summary for Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Domestic, Japan | Pension benefits and SIPs
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 25,327	¥ 24,527
Accumulated benefit obligations	25,327	24,527
Fair value of plan assets	7,223	6,738
Foreign offices and subsidiaries | Pension benefits and other benefits
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	87,876	92,527
Accumulated benefit obligations	67,612	68,720
Fair value of plan assets	¥ 20,139	¥ 21,532